General	12 Months Ended
Dec. 31, 2017
General
General

Note 1 - General

A.	Reporting entity

SodaStream International Ltd. (hereinafter - the Company) is incorporated in Israel. The address of the Company’s registered office is Gilboa Street, Airport City 7019900, Israel. The consolidated financial statements of the Company as of and for the year ended December 31, 2017 comprise the Company and its subsidiaries (together referred to as the “Group” and individually as “Group companies” or “Group entities”).

The Group is engaged in developing, manufacturing and marketing sparkling water makers and related products.

The Group’s operational activities are managed by its wholly owned subsidiary, SodaStream International B.V., registered in the Netherlands. Most of the Group’s products are manufactured in Israel by SodaStream Industries Ltd., a wholly owned subsidiary. Marketing support and services are carried out by wholly owned subsidiaries and third-party distributors located in various countries. Such subsidiaries primarily purchase finished goods directly from other Group companies for marketing in their specific geographic areas.

The ordinary shares of the Company were listed on the NASDAQ Global Select Market in connection with the Company’s initial public offering (hereinafter - the IPO) on November 3, 2010, and starting from December 15, 2015 on the Tel-Aviv Stock Exchange. On April 14, 2011, the Company issued additional shares to the public in a follow-on offering. As of the reporting date, to the best of the Company’s knowledge, the Company has no shareholder with a controlling interest.

B.	Definitions

In these consolidated financial statements -

1.The Company - SodaStream International Ltd.

2.The Group - SodaStream International Ltd. and its subsidiaries.

3.Subsidiaries - Companies, the financial statements of which are fully consolidated, directly or indirectly, with the financial statements of the Company.

4.Related party - "Related party" within its meaning in IAS 24 (2009) Related Party Disclosures.